Subsequent Events (Details) - Subsequent Event $ in Millions	Dec. 16, 2024 USD ($)
Call Option
Subsequent Event [Line Items]
Stock available for repurchase	$ 10.0
Stock available fore repurchase, term	5 years
Redemption requirement, revenue threshold	$ 5.0
Emission Inc.
Subsequent Event [Line Items]
Upfront payment	10.0
Business combination, additional consideration payable	10.0
Earnout payment	$ 50.0